Cover	Oct. 29, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 02, 2021
Entity Registrant Name	KUSHCO HOLDINGS, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-55418
Entity Tax Identification Number	46-5268202
Entity Address, Address Line One	6261 Katella Ave
Entity Address, Address Line Two	Ste 250
Entity Address, City or Town	Cypress
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90630
City Area Code	714
Local Phone Number	243-4311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	KSHB
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001604627
Amendment Flag	false